Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees - Parenthetical (Details) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	¥ 175,422	¥ 185,085
Operating lease liability	198,131
Accounting Standards Update 2016-02 [Member]
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	23,899	20,793
Operating lease liability	¥ 23,899	¥ 20,793